Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8115

August 2, 2013

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Franklin Alternative Strategies Fund (“Registrant”)
File Nos. 333-189667 and 811-22641
Pre-Effective Amendment to  Registration Statement under the Securities
Act of 1933 and Amendment to Registration Statement
under the Investment Company Act of 1940

Dear Sir/Madam:

On behalf of the Registrant, submitted herewith via the EDGAR system, please find Pre-Effective Amendment No. 1 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 5 filed under the Investment Company Act of 1940 (“1940 Act”) to the Registrant’s registration statement on Form N-1A (“Amendment”).

The Registrant is currently an open-end management investment company registered only under the 1940 Act.  On June 28, 2013, the Registrant filed its initial registration statement for the Registrant under Section 6 of the 1933 Act to register a new series of shares of the Registrant, the Franklin K2 Alternative Strategies Fund (“K2 Fund”), under the 1933 Act and the 1940 Act (“Initial Registration Statement”).  This Amendment incorporates by reference the prospectus and statement of additional information (“SAI”) filed in the Initial Registration Statement relating to the K2 Fund.  The Registrant plans to file an additional pre-effective amendment to its registration statement on Form N-1A under the 1933 Act and the 1940 Act in order to respond to comments received by the Staff of the U.S. Securities and Exchange Commission (“Commission”) on the Initial Registration Statement at a later date.

The Registrant also currently has two series of shares that are not publicly offered under the 1933 Act: the Franklin Pelagos Commodities Strategy Fund (“Commodities Fund”) and the Franklin Pelagos Managed Futures Strategy Fund.  This Amendment is being filed to register shares of the Commodities Fund under the 1933 Act so that such shares may be offered to public.  The Commodities Fund will offer five classes of shares to investors: Class A, Class C, Class R, Class R6 and Advisor Class.  Once the Commodities Fund’s shares are registered under the 1933 Act, all of the existing shares of the Commodities Fund will be redesignated as Class R6 shares.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that certain investment related and non-investment related portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the

Commission.  As to the investment related portions, the Staff recently reviewed the Registrant’s initial registration statement on Form N-1A under the 1940 Act, filed on December 6, 2011, which contained the prospectus and SAI of the Commodities Fund (Accession No. 0001535538-11-000007) (“Initial 1940 Act Registration Statement”).  The investment related sections of the Commodities Fund’s prospectus and SAI included in this Amendment are substantially similar to those sections in the Initial 1940 Act Registration Statement.

As to the non-investment-related portions of the Commodities Fund’s prospectus and SAI, the Staff recently reviewed Post-Effective Amendment Nos. 35/37 for the Franklin Templeton Fund Allocator Series (“FTFAS”) filed under the 1933 Act and the 1940 Act on April 16, 2013 to register shares of four new series of FTFAS, each of which offers five share classes, Class A, Class C, Class R, Class R6 and Advisor Class (Accession No. 0001379491-13-000221) (“FTFAS Amendment”).  The non-investment related sections of the Commodities Fund’s prospectus and SAI included in this Amendment are substantially similar to those sections in the prospectus and SAI included in the FTFAS Amendment, as well as almost all other Franklin Templeton Investments funds, except with respect to: (i) the “Management” section of the Commodities Fund’s prospectus, which reflects a different investment manager for the Commodities Fund than what is reflected in the FTFAS Amendment; (ii) the “Officers and Trustees” section of the Commodities Fund’s SAI, which reflects a different Board of Trustees and set of officers for the Commodities Fund than what is reflected in the FTFAS Amendment; and (iii) the “Management and Other Services” section of the  Commodities Fund’s SAI, which reflects a different investment manager for the Commodities Fund than what is reflected in the FTFAS Amendment.  Also, please note that the Registrant anticipates a change in the investment manager of the Commodities Fund, which is reflected in the Amendment, from Franklin Advisers, Inc. to Pelagos Capital Management, LLC.  This change in investment manager is anticipated to be achieved by written consent of the shareholders of the Commodities Fund, which will be filed with the Commission, before this Amendment or any other subsequent pre-effective amendments are declared effective under the 1933 Act.

As noted on the facing page, this Amendment amends only to the prospectus and SAI of the Commodities Fund, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Amy Fitzsimmons at (215) 564-8711.

Sincerely,

/s/ Bruce G. Leto
Bruce G. Leto, Esquire